Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Cash Flow Information [Line Items]
Interest and related charges, excluding capitalized amounts		$ 1,408	$ 1,340	$ 1,519
Income taxes		139	160	292
Significant noncash investing and financing activities:
Accrued capital expenditures	[1],[2]	979	637	485
Leases	[3]	144	96	173
Virginia Electric and Power Company
Schedule Of Supplemental Cash Flow Information [Line Items]
Interest and related charges, excluding capitalized amounts		599	501	491
Income taxes		(54)	109	452
Significant noncash investing and financing activities:
Accrued capital expenditures	[4]	665	363	262
Leases	[5]	$ 116	$ 79	$ 32

[1]	See Note 9 for noncash investing activities related to the acquisition of a noncontrolling interest in Wrangler and Dominion Privatization.
[2]	See Notes 18, 19, 20 and 23 for noncash financing activities related to the contribution of stock to Dominion Energy’s defined benefit pension plan, remarketing of Series A Preferred Stock, derivative restructuring and the issuance of common stock and transfer of property associated with the settlement of litigation.
[3]	Includes $34 million of finance leases and $110 million of operating leases entered in 2022, $47 million of finance leases and $49 million of operating leases entered in 2021 and $46 million of finance leases and $127 million of operating leases entered in 2020.
[4]	See Note 18 for non-cash financing activities related to derivative restructuring.
[5]	Includes $26 million of finance leases and $90 million of operating leases entered in 2022, $37 million of finance leases and $42 million of operating leases entered in 2021 and $32 million of finance leases entered in 2020.